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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04804

The Elite Group of Mutual Funds
Exact name of registrant as specified in charter)

1325 4th Avenue Suite 2144 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick McCormick Capital Management, Inc. 1325 4th Avenue, Suite 1744 Seattle, Washington 98101
(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 624-5863

Date of fiscal year end: September 30
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	Elite Group of Mutual Funds

By (Signature and Title)*	/s/ Richard S. McCormick
Richard S. McCormick, President

Date: August 11, 2006

EXHIBIT A

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Huaneng Power Int.	HNP	443304100	7/28/2005	The proposal regarding the amendmets to the articles of association of the company	Issuer	Yes	For	For
				The proposal regarding the rules of procedures for board meetings	Issuer	Yes	For	For
				The proposal regarding the rules of procedures for meetings of the supervisory committee	Issuer	Yes	For	For
Microsoft	MSFT	594918104	11/9/2005	For the recommended Directors	Issuer	Yes	Against	Against
				The selection of Dloitte & Touch as the independent auditor	Issuer	Yes	For	For
The Estee Lauder Co.	EL	58439104	11/10/2005	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of amended & restated fiscal 2002 share incentive plan	Issuer	Yes	Against	Against
				Appointment of KPMG as independent auditors for the 2006 fiscal year	Issuer	Yes	For	For
ID Biomedical Corp.	IDBE	44936D108	11/16/2005	The arrangement resolution by way of special resolution, as more particularly described in the management proxy circular of the corporation dated October 18, 2005	Issuer	Yes	Against	Against
				The arrangement resolution by way of ordinary resolution of "minority shareholders", as more particularly described in the management proxy circular of the corporation dated October 18, 2005	Issuer	Yes	Against	Against
				The Rights plan resolution by way of an ordinary resolution, as more particularly described in the management proxy circular of the corporation dated October 18, 2005	Issuer	Yes	Against	Against
Pacific Health Systems	PHS	695112102	11/17/2005
Approve & adopt the agreement & plan of merger, dated as of July 6,2005 by and among Unitedhealth Group Inc., Point Acquisition LLC, a wholly owned subsidiary of Unitedhealth Group and Pacificare Health Systems, and the transactions contemplated by the merger agreement, as more fully described in proxy statement
					Issuer	Yes	For	For
				Authorize the proxyholders to vote to adjourn or postpone the special meeting, in their sole discretion, for the purpose of soliciting additional votes for the adoption of the merger agreement	Issuer	Yes	For	For

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Emerson Electric	EMR	291011104	2/7/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of the 2006 Incentive Shares Plan	Issuer	Yes	Against	Against
				Ratification of Independent Registered Public Accounting Firm	Issuer	Yes	For	For
				Stockholder proposal on severance agreements described in the proxy statement	Shareholder	Yes	Against	For
Cooper Companies, Inc.	COO	216648402	3/21/2006	For the recommended Directors	Issuer	Yes	Against	Against
				The appointment of KPMG as independent public accountants for the fiscal year ending 10/31/06	Issuer	Yes	For	For

Approval of the company's second amended & restated 2001 long-term incentive plan to add 600,000 shares to those available for issuance, and to increase by 150,000 the numbers of shares authorized for issuance as restricted stock awards
					Issuer	Yes	Against	Against
				Approval of the 2006 long-term incentive plan for non-employee directors	Issuer	Yes	Against	Against
General Electric	GE	369604103	4/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of Selection of Independent Auditor	Issuer	Yes	For	For
				Cumalative Voting	Shareholder	Yes	Against	For
				Curb over-extended Directors	Shareholder	Yes	For	Against
				One Director from the ranks of retirees	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	Against	For
				Director Election Majority Vote Standard	Shareholder	Yes	For	Against
				Report on Global Warming Science	Shareholder	Yes	Against	For
Pentair	PNR	709631105	5/4/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Deloitte & Touche as independent registered public accounting firm of te company for 2006	Issuer	Yes	For	For
United Technologies	UTX	913017109	4/12/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of independent auditors	Issuer	Yes	For	For
				Amendment to UTC's restated certificate of incorporation	Issuer	Yes	For	For
				Director term limits	Shareholder	Yes	Against	For
				Foreign military sales	Shareholder	Yes	Against	For

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
NCR Corporation	NCR	62886E108	4/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				The appointment of independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Approval of the NCR management incentive plan	Issuer	Yes	Against	Against
				Approval of the NCR stock incentive plan	Issuer	Yes	Against	Against
				Approval of the NCR employee stock purchase plan	Issuer	Yes	Against	Against
Pfizer Inc.	PFE	717081103	4/27/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratify the appointment of KPMG as independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Management proposal to amend company's restated certificate of incorporation to eliminate supermajority vote requirements and fair price provision	Issuer	Yes	For	For
				Proposal relating to term limits for Directors	Shareholder	Yes	Against	For
				Requesting reporting on pharmaceutical price restraint	Shareholder	Yes	Against	For
				Proposal relating to cumulative voting	Shareholder	Yes	Against	For
				Requesting separation of roles of Chairman and CEO	Shareholder	Yes	Against	For
				Requesting a report on political contributions	Shareholder	Yes	Against	For
				Requesting a report on the feasibility of amending Pfizer's corporation policy on laboratory animal care and use	Shareholder	Yes	Against	For
Sears Holdings Corp.	SHLD	812350106	4/12/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Approve the 2006 associate stock purchase plan	Issuer	Yes	Against	Against
				Approve the corporation 2006 stock plan	Issuer	Yes	Against	Against
				Approve the umbrella incentive program	Issuer	Yes	Against	Against
				Ratify the appointment by audit committee of Deloitte & Touche as independent accountants for fiscal year 2006	Issuer	Yes	For	For
Bank of America Corp	BAC	060505104	4/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the independent registered public accounting firm for 2006	Issuer	Yes	For	For
				Adopt an amendment to the 2003 Key Associate stock plan	Issuer	Yes	Against	Against
				Political Contributions	Shareholder	Yes	Against	For
				Majority voting in Director elections	Shareholder	Yes	For	Against
				Independent Board Chairman	Shareholder	Yes	Against	For
				Equal employment opportunity policy	Shareholder	Yes	Against	For

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
UST Inc	UST	902911106	5/2/2006	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify and approve Ernst & Young LLP as independent auditors of the company for the year 2006	Issuer	Yes	For	For
				Proposal relating to product promotion on the internet	Shareholder	Yes	Against	For
				Proposal relating to Board classificaiton	Shareholder	Yes	For	Against
Washington Mutual	WM	939322103	4/18/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Propsal to ratify the appointment of Deloitte & Touche as the independent auditors for 2006	Issuer	Yes	For	For
				To approve the amended and restated 2003 Equity Incentive Plan, including an increase in the number of shares that may be subject to awards made thereunder	Issuer	Yes	Against	Against
				Approve the Executive Incentive Compensation Plan	Issuer	Yes	Against	Against

Approve the company proposal to amend the articles of incorporation to declassify the Board of Directors and establish annual elections for all company Directors commencing with the 2007 annual meeting, rather than the current staggerd three-year temrs
					Issuer	Yes	For	For
				Proposal relating to disclosure of the company's political contributions	Shareholder	Yes	Against	For
Lyondell Chemical	LYO	552078107	5/4/2006	For the recommended Directors	Issuer	Yes	Against	Against
				To ratify the appointment of Pricewaterhousecoopers, independent registered accounting firm, as the companies auditors for the year 2006	Issuer	Yes	For	For
Olin Corp.	OLN	680665205	4/27/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Proposal to approve the 2006 long-term incentive plan	Issuer	Yes	Against	Against
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
Dow Chemical Co.	DOW	260543103	5/11/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of the independent registered accounting firm	Issuer	Yes	For	For
				Proposal on BHOPAL	Shareholder	Yes	Against	For
				Proposal on genetically engineered seed	Shareholder	Yes	Against	For
				Proposal on chemicals with links to respiratory problems	Shareholder	Yes	Against	For
				Proposal on security of chemical facilities	Shareholder	Yes	Against	For

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Encana Corp.	ECA	292505104	4/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Pricewaterhousecoopers at a remuneration to be fixed by the Board of Directors	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/9/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Pricewaterhousecoopers as independent registered accounting firm	Issuer	Yes	For	For
				Proposal to amend the certificate of incorporation to authorize the annual election of Directors	Issuer	Yes	For	For
				Proposal regarding executive compensation	Shareholder	Yes	Against	For
				Proposal regarding animal welfare policy	Shareholder	Yes	Against	For
				Proposal regarding business operations in China	Shareholder	Yes	Against	For
Brunswick Corp.	BC	117043109	5/3/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Approval of the amendments to the stock incentive plan	Issuer	Yes	Against	Against
				Ratification of the Audit Committee's selection of Ernst & Young as independent registered accounting firm	Issuer	Yes	For	For
L-3 Communications	LLL	502424104	4/25/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Pricewaterhousecoopers as independent registered accounting firm	Issuer	Yes	For	For
Fortune Brands, Inc.	FO	349631101	4/25/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Pricewaterhousecoopers as independent registered accounting firm for 2006	Issuer	Yes	For	For
				A proposal entitled "Elect Each Director Annually"	Shareholder	Yes	For	Against
				A proposal entitled "Pay-For-Superior Performance"	Shareholder	Yes	Against	For
L-3 Communications	LLL	502424104	4/25/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Appointment of Pricewaterhousecoopers as independent registered accounting firm	Issuer	Yes	For	For
				Approval of an amendement to the employee stock purchase plan	Issuer	Yes	Against	Against
El Paso Corp.	EP	28336L109	5/25/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Adoption of cumulative voting s a by-law or long-term policy	Issuer	Yes	Against	For
				The amendment to the by-laws for the disclosure of Executive Compensation	Issuer	Yes	For	Against

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Unitedhealth Group, Inc.	UNH	91324P102	5/2/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of Deloitte & Touche as independent registered accounting firm for the fiscal year ending Dec 31, 2006	Issuer	Yes	For	For
				Proposal concerning Director election majority vote standard	Shareholder	Yes	Against	For
Cummins Inc.	CMI	231021106	5/9/2006	For the recommended Directors	Issuer	Yes	Against	Against
				The appointment of Pricewaterhousecoopers as auditors for the year 2006	Issuer	Yes	For	For
Masco Corp.	MAS	574599106	5/9/2006	For the recommended Directors	Issuer	Yes	Against	Against
				The selection of Pricewaterhousecoopers as independent auditors for the year 2006	Issuer	Yes	For	For
Akamai Technologies	AKAM	00971T101	5/23/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Adoption of the 2006 stock incentive plan	Issuer	Yes	Against	Against
				The selection of Pricewaterhousecoopers as independent auditors for the fiscal year ending Dec 31, 2006	Issuer	Yes	For	For
Bowater Inc.	BOW	102183100	5/10/2006	For the recommended Directors	Issuer	Yes	Against	Against
				To approve 2006 stock option & restricted stock plan	Issuer	Yes	Against	Against
				The appointment of KPMG as the independent registered accounting firm for the 2006 fiscal year	Issuer	Yes	For	For
Time Warner Inc.	TWX	887317105	5/19/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of auditors	Issuer	Yes	For	For
				Approval of 2006 stock incentive plan	Issuer	Yes	Against	Against
				Proposal regarding simple majority vote	Shareholder	Yes	Against	For
				Proposal regarding separation of roles of Chairman & CEO	Shareholder	Yes	Against	For
				Proposal regarding code of vendor conduct	Shareholder	Yes	Against	For
Phelps Dodge	PD	717265102	5/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Approve the Directors 2007 stock unit plan	Issuer	Yes	Against	Against
				The appointment of Pricewaterhousecoopers as auditors for the year 2006	Issuer	Yes	For	For

ISSUER	TICKER	CUSIP	MEETING DATE	DESCRIPTION OF VOTE	ISSUER or SHAREHOLDER	VOTED?	VOTE CAST	FOR/AGAINST MGMT
Haliburton Co.	HAL	406216101	5/17/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the selection of auditors	Issuer	Yes	For	For
				Proposal to amend Certificate of Incorporation	Issuer	Yes	For	For
				proposal on human rights review	Shareholder	Yes	Against	For
				Proposal on Director election vote threshold	Shareholder	Yes	For	Against
				Proposal on poison pill	Shareholder	Yes	For	Against
XM Satellite Radio	XMSR	983759101	5/26/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratify the appointment of KPMG as independent Auditors	Issuer	Yes	For	For
Chesapeake Energy	CHK	165167107	6/9/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Approve an amendment to our certificate of incorporation to increase the number of authorized shares of common stock	Issuer	Yes	For	For
				Approve an amendment to the long-term incentive plan	Issuer	Yes	Against	Against
Best Buy Co.	BBY	086516101	6/21/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte & Touche as the independent registered public accounting firm for the current fiscal year.	Issuer	Yes	For	For
Legg Mason, Inc.	LM	524901105	7/18/2006	For the recommended Directors	Issuer	Yes	Against	Against
				Amendment of the Articles of Incorporation	Issuer	Yes	For	For
				Re-approval of the 1996 Equity Incentive Plan	Issuer	Yes	Against	Against
				Ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm	Issuer	Yes	For	For